INCOME TAXES (Schedule of income tax expense) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Current:
Federal	$ 501,667	$ 30,642	$ 362,463
State and City	348,333	202,358	291,537
Deferred:
Federal	(187,000)	267,000	408,000
State and City	(122,000)	18,000	469,000
Income tax provision	$ 541,000	$ 518,000	$ 1,531,000